WBI BullBear Value 3000 ETF
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 95.0%		Shares	Value
Automobiles & Components - 2.1%
Tesla, Inc. (a)		1,485	$660,409

Capital Goods - 10.1%
Allegion PLC		878	155,713
AMETEK, Inc.		1,134	213,192
Applied Industrial Technologies, Inc.		1,343	350,590
Donaldson Co., Inc.		4,085	334,357
Huntington Ingalls Industries, Inc.		561	161,518
Lincoln Electric Holdings, Inc.		616	145,271
Moog, Inc. - Class A		763	158,452
Mueller Industries, Inc.		4,778	483,104
Primoris Services Corp.		3,922	538,608
Valmont Industries, Inc.		402	155,868
Vertiv Holdings Co. - Class A		2,690	405,813
			3,102,486

Commercial & Professional Services - 3.9%
Automatic Data Processing, Inc.		704	206,624
Genpact Ltd.		7,865	329,465
KBR, Inc.		6,935	327,956
Tetra Tech, Inc.		9,954	332,265
			1,196,310

Consumer Discretionary Distribution & Retail - 5.3%
Amazon.com, Inc. (a)		2,747	603,159
Dick's Sporting Goods, Inc.		1,257	279,331
Lithia Motors, Inc.		459	145,044
Pool Corp.		475	147,283
Williams-Sonoma, Inc.		2,320	453,444
			1,628,261

Consumer Durables & Apparel - 2.3%
Ralph Lauren Corp.		1,214	380,662
Toll Brothers, Inc.		2,443	337,476
			718,138

Consumer Services - 7.4%
ADT, Inc.		38,781	337,782
Boyd Gaming Corp.		1,828	158,031
H&R Block, Inc.		7,526	380,590
Red Rock Resorts, Inc. - Class A		7,784	475,291
Texas Roadhouse, Inc.		2,045	339,777
Wyndham Hotels & Resorts, Inc.		1,708	136,469
Yum China Holdings, Inc.		10,493	450,360
			2,278,300

Energy - 2.4%
ConocoPhillips		4,454	421,304
Coterra Energy, Inc.		6,366	150,556
Range Resources Corp.		4,437	167,008
			738,868

Financial Services - 5.7%
American Express Co.		1,346	447,087
Apollo Global Management, Inc.		1,575	209,900
Interactive Brokers Group, Inc. - Class A		7,723	531,420
Stifel Financial Corp.		3,074	348,807
Visa, Inc. - Class A		605	206,535
			1,743,749

Food, Beverage & Tobacco - 1.3%
Lamb Weston Holdings, Inc.		6,675	387,684

Health Care Equipment & Services - 3.5%
Chemed Corp.		1,026	459,381
McKesson Corp.		496	383,180
UnitedHealth Group, Inc.		686	236,876
			1,079,437

Insurance - 8.1%
American Financial Group, Inc.		2,826	411,805
American International Group, Inc.		2,563	201,298
Assurant, Inc.		1,561	338,113
Fidelity National Financial, Inc.		2,516	152,193
Globe Life, Inc.		2,397	342,699
Hanover Insurance Group, Inc.		858	155,838
Hartford Insurance Group, Inc.		1,603	213,824
Marsh & McLennan Companies, Inc.		1,028	207,173
W. R. Berkley Corp.		6,100	467,382
			2,490,325

Materials - 2.5%
CF Industries Holdings, Inc.		1,765	158,320
Mosaic Co.		4,514	156,546
Reliance, Inc.		1,141	320,427
RPM International, Inc.		1,208	142,399
			777,692

Media & Entertainment - 5.4%
Alphabet, Inc. - Class A		2,559	622,093
Meta Platforms, Inc. - Class A		879	645,520
Reddit, Inc. - Class A (a)		1,687	387,993
			1,655,606

Pharmaceuticals, Biotechnology & Life Sciences - 1.6%
Royalty Pharma PLC - Class A		13,504	476,421

Semiconductors & Semiconductor Equipment - 14.5%
Advanced Micro Devices, Inc. (a)		2,531	409,490
Ambarella, Inc. (a)		4,931	406,906
Applied Materials, Inc.		2,623	537,033
Astera Labs, Inc. (a)		2,054	402,173
Broadcom, Inc.		1,245	410,738
KLA Corp.		485	523,121
Lam Research Corp.		2,039	273,022
Micron Technology, Inc.		2,456	410,938
Monolithic Power Systems, Inc.		440	405,082
NVIDIA Corp.		3,622	675,793
			4,454,296

Software & Services - 9.4%
Cadence Design Systems, Inc. (a)		1,171	411,326
Gitlab, Inc. - Class A (a)		8,718	393,007
InterDigital, Inc.		1,815	626,592
Microsoft Corp.		1,224	633,971
MongoDB, Inc. (a)		1,288	399,769
Palantir Technologies, Inc. - Class A (a)		2,283	416,465
			2,881,130

Technology Hardware & Equipment - 5.0%
Apple, Inc.		2,709	689,793
Arista Networks, Inc. (a)		2,848	414,982
TD SYNNEX Corp.		2,553	418,054
			1,522,829

Transportation - 1.6%
Union Pacific Corp.		2,068	488,813

Utilities - 2.9%
Eversource Energy		7,577	539,028
National Fuel Gas Co.		1,750	161,647
NextEra Energy, Inc.		2,700	203,823
			904,498
TOTAL COMMON STOCKS (Cost $27,157,179)			29,185,252

TOTAL INVESTMENTS - 95.0% (Cost $27,157,179)			29,185,252
Money Market Deposit Account - 1.2% (b)			380,601
Other Assets in Excess of Liabilities - 3.8%			1,159,225
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$30,725,078
two			–%
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 2.27%.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

WBI BullBear Value 3000 ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$29,185,252	$–	$–	$29,185,252
Total Investments	$29,185,252	$–	$–	$29,185,252

Refer to the Schedule of Investments for further disaggregation of investment categories.